Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	24.66
Maximum Aggregate Offering Price	$ 61,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,513.87
Offering Note	(1) The CoStar Group, Inc. 2026 Employee Stock Purchase Plan (the "Plan") authorizes the issuance of 2,500,000 shares of CoStar Group, Inc. (the "Company") common stock, par value $0.01 per share ("Common Stock"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, or similar transaction. The Plan was approved by the Board of Directors of the Company and the Company's stockholders at the Company's 2026 Annual Meeting of Stockholders. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based on 90% of the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Select Market on July 23, 2026. Pursuant to the Plan, the Company currently expects to implement an initial offering under the Plan that will provide for a purchase price equal to 90% of the fair market value of a share of Common Stock on the purchase date.